Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 181,700,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	25,092.77
Total Offset Amount	0.00
Net Fee	$ 11,282.77
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A